Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 0.2%
Shandong Airlines Co. Ltd., Class B	37,000	$41,764

Auto Components — 1.4%
Chaowei Power Holdings Ltd.	130,000	49,410
Launch Tech Co. Ltd., Class H(a)	40,500	33,575
Tianneng Power International Ltd.(b)	180,000	146,699
Xingda International Holdings Ltd.(b)	200,000	53,568

		283,252

Automobiles — 0.7%
Qingling Motors Co. Ltd., Class H	200,000	56,119
Yadea Group Holdings Ltd.(b)(c)	280,000	91,065

		147,184

Beverages — 0.7%
Dynasty Fine Wines Group Ltd.(a)(d)	128,000	—
Tibet Water Resources Ltd.(a)	470,000	138,473

		138,473

Biotechnology — 2.1%
Ascletis Pharma Inc.(a)(b)(c)	61,000	49,870
Essex Bio-Technology Ltd.	80,000	67,546
Shanghai Haohai Biological Technology Co. Ltd., Class H(c)	10,000	56,693
Zai Lab Ltd., ADR(a)	9,540	250,043

		424,152

Building Products — 0.2%
China Fangda Group Co. Ltd., Class B	104,200	47,445

Capital Markets — 0.4%
China LNG Group Ltd.(a)	500,000	50,379
Yintech Investment Holdings Ltd., ADR(a)(b)	5,920	27,469

		77,848

Chemicals — 4.6%
China BlueChemical Ltd., Class H	460,000	158,994
China Lumena New Materials Corp.(a)(b)(d)	868,000	1
China Sanjiang Fine Chemicals Co. Ltd.	190,000	41,438
China XLX Fertiliser Ltd.	110,000	33,811
Dongyue Group Ltd.	300,000	201,644
Fufeng Group Ltd.	400,600	199,775
Huabao International Holdings Ltd.	200,000	83,668
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	109,100	72,661
Silver Grant International Holdings Group Ltd.(a)	340,000	69,383
Sinofert Holdings Ltd.(a)(b)	540,000	62,674
Tsaker Chemical Group Ltd.(c)	95,000	27,262

		951,311

Commercial Services & Supplies — 0.8%
Capital Environment Holdings Ltd.(a)	1,400,000	41,426
CT Environmental Group Ltd.(a)(d)	600,000	26,019
Dynagreen Environmental Protection Group Co. Ltd., Class H(a)	90,000	44,882
Ever Sunshine Lifestyle Services Group Ltd.	120,000	46,374

		158,701

Communications Equipment — 0.5%
China Fiber Optic Network System Group Ltd.(a)(d)	181,600	—
Comba Telecom Systems Holdings Ltd.(a)(b)	380,060	72,226
Eastern Communications Co. Ltd., Class B	51,730	26,796

		99,022

Construction & Engineering — 0.1%
Baoye Group Co. Ltd., Class H(a)	40,000	24,488

Security	Shares	Value
Construction Materials — 1.3%
Asia Cement China Holdings Corp.	125,000	$168,036
China Shanshui Cement Group Ltd.(a)	48,000	16,897
West China Cement Ltd.	640,000	87,341

		272,274

Consumer Finance — 1.8%
Jianpu Technology Inc., ADR(a)(b)	14,720	61,530
PPDAI Group Inc., ADR(b)	19,500	91,845
X Financial, ADR(b)	13,460	57,743
Yirendai Ltd., ADR(a)(b)	3,200	51,328
Yixin Group Ltd.(a)(c)	420,000	100,707

		363,153

Containers & Packaging — 1.0%
CPMC Holdings Ltd.	150,000	56,437
Greatview Aseptic Packaging Co. Ltd.	210,000	117,313
Youyuan International Holdings Ltd.(a)(b)	100,000	30,483

		204,233

Distributors — 0.5%
China Animation Characters Co. Ltd.(b)	110,000	29,743
Dah Chong Hong Holdings Ltd.	220,000	67,623

		97,366

Diversified Consumer Services — 5.0%
Bright Scholar Education Holdings Ltd., ADR(a)(b)	5,640	54,200
China Maple Leaf Educational Systems Ltd.	400,000	159,173
China New Higher Education Group Ltd.(b)(c)	130,000	49,741
China Yuhua Education Corp Ltd., Class L(c)	300,000	122,440
Fu Shou Yuan International Group Ltd.(b)	230,000	181,875
Hope Education Group Co. Ltd.(b)(c)	440,000	58,925
Minsheng Education Group Co. Ltd.(a)(c)	200,000	40,048
OneSmart International Education Group Ltd., ADR(a)(b)	17,651	141,914
RISE Education Cayman Ltd., ADR(a)(b)	6,320	57,386
Tarena International Inc., ADR(a)	8,310	26,841
Tianli Education International Holdings Ltd.	140,000	51,782
Wisdom Education International Holdings Co. Ltd.	160,000	83,464

		1,027,789

Diversified Financial Services — 0.4%
Sheng Ye Capital Ltd.	80,000	73,056

Diversified Telecommunication Services — 0.1%
APT Satellite Holdings Ltd.	43,500	15,590

Electrical Equipment — 1.2%
China High Speed Transmission Equipment Group Co. Ltd.(b)	110,000	74,357
Hangzhou Steam Turbine Co. Ltd., Class B	71,846	65,793
Harbin Electric Co. Ltd., Class H(b)	180,000	104,687
Trony Solar Holdings Co. Ltd.(a)(d)	216,000	—

		244,837

Electronic Equipment, Instruments & Components — 2.9%
Anxin-China Holdings Ltd.(a)(d)	672,000	1
AVIC International Holdings Ltd., Class H	61,184	30,980
Camsing International Holding Ltd.(b)	120,000	124,736
China Youzan Ltd.(a)(b)	2,600,000	175,753
PAX Global Technology Ltd.	200,000	74,485
Tongda Group Holdings Ltd.(b)	1,000,000	79,076
Truly International Holdings Ltd.(a)	440,000	62,853
Wasion Holdings Ltd.	140,000	58,924

		606,808

Energy Equipment & Services — 0.7%
Anton Oilfield Services Group/Hong Kong	400,000	51,017

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Energy Equipment & Services (continued)
Honghua Group Ltd.(a)	700,000	$59,817
Wison Engineering Services Co. Ltd.	260,000	38,798

		149,632

Entertainment — 3.7%
Changyou.com Ltd., ADR(a)	4,600	84,456
FingerTango Inc.(a)	180,000	34,207
Huanxi Media Group Ltd.(a)(b)	300,000	60,838
IGG Inc.	240,000	284,368
IMAX China Holding Inc.(b)(c)	33,000	79,127
NetDragon Websoft Holdings Ltd.	55,000	144,856
Poly Culture Group Corp. Ltd., Class H	23,000	22,646
SMI Holdings Group Ltd.(a)(d)	267,200	60,320

		770,818

Equity Real Estate Investment Trusts (REITs) — 1.3%
Yuexiu REIT	400,000	267,328

Food & Staples Retailing — 0.1%
Springland International Holdings Ltd.	160,000	31,426

Food Products — 1.9%
China Foods Ltd.	220,000	84,178
China Huiyuan Juice Group Ltd.(a)(d)	81,000	13,120
China Modern Dairy Holdings Ltd.(a)	640,000	83,260
COFCO Meat Holdings Ltd.(a)(b)	360,000	127,185
Zhou Hei Ya International Holdings Co. Ltd.(c)	155,000	75,122

		382,865

Gas Utilities — 0.9%
Beijing Gas Blue Sky Holdings Ltd.(a)(b)	1,440,000	42,242
China Oil and Gas Group Ltd.(b)	1,216,000	63,587
China Tian Lun Gas Holdings Ltd.(b)	75,000	76,430

		182,259

Health Care Equipment & Supplies — 0.8%
AK Medical Holdings Ltd.(c)	80,000	39,283
Lifetech Scientific Corp.(a)	620,000	127,312

		166,595

Health Care Providers & Services — 1.7%
China Resources Medical Holdings Co. Ltd.	220,000	148,153
Genertec Universal Medical Group Co. Ltd.(c)	270,000	204,552

		352,705

Hotels, Restaurants & Leisure — 2.3%
500.com Ltd., ADR(a)(b)	4,350	42,673
Ajisen China Holdings Ltd.	137,000	57,662
Beijing Sports and Entertainment Industry Group Ltd.(a)(b)	200,000	56,119
China Travel International Investment Hong Kong Ltd.	560,000	114,278
Haichang Ocean Park Holdings Ltd.(a)(c)	320,000	58,771
Huangshan Tourism Development Co. Ltd., Class B	61,000	63,013
Shanghai Jin Jiang International Hotels Group Co. Ltd., Class H	320,000	66,934
Tuniu Corp., ADR(a)	6,160	19,342

		478,792

Household Durables — 2.2%
Kasen International Holdings Ltd.	160,000	119,175
Konka Group Co. Ltd., Class B	184,000	60,312
Q Technology Group Co. Ltd.(b)	100,000	70,531
Skyworth Digital Holdings Ltd.(b)	480,000	126,114
TCL Electronics Holdings Ltd.	181,000	77,335

		453,467

Household Products — 0.9%
NVC Lighting Holdings Ltd.	643,000	53,306

Security	Shares	Value
Household Products (continued)
Vinda International Holdings Ltd.(b)	80,000	$143,051

		196,357

Independent Power and Renewable Electricity Producers — 2.5%
Canvest Environment Protection Group Co. Ltd.	160,000	73,260
CGN Meiya Power Holdings Co. Ltd.(a)(c)	360,000	50,047
China Datang Corp. Renewable Power Co. Ltd., Class H	620,000	60,889
China Everbright Greentech Ltd., Class L(b)(c)	130,000	82,239
China Power Clean Energy Development Co. Ltd.	105,000	71,647
Concord New Energy Group Ltd.	1,600,000	73,464
GCL New Energy Holdings Ltd.(a)(b)	1,500,000	47,828
Huadian Energy Co. Ltd., Class B(a)	125,000	22,875
Panda Green Energy Group Ltd.(a)(b)	1,020,000	40,329

		522,578

Industrial Conglomerates — 0.4%
Realord Group Holdings Ltd.(a)	120,000	76,066

Insurance — 1.9%
Fanhua Inc., ADR	13,500	397,845

Interactive Media & Services — 2.1%
Bitauto Holdings Ltd., ADR(a)(b)	7,630	81,946
Fang Holdings Ltd., ADR(a)(b)	52,980	63,576
Qutoutiao Inc., ADR(a)	14,400	63,936
Sohu.com Ltd., ADR(a)(b)	8,190	110,401
Tian Ge Interactive Holdings Ltd.(c)	140,000	37,140
Wise Talent Information Technology Co. Ltd.(a)	28,000	75,174

		432,173

Internet & Direct Marketing Retail — 0.5%
Cogobuy Group(a)(b)(c)	150,000	44,959
Jumei International Holding Ltd., ADR(a)(b)	25,920	62,726

		107,685

IT Services — 3.3%
21Vianet Group Inc., ADR(a)	15,160	108,394
AGTech Holdings Ltd.(a)(b)	920,000	55,736
Chinasoft International Ltd.	520,000	250,034
Digital China Holdings Ltd.(a)	170,000	83,259
Hi Sun Technology China Ltd.(a)	480,000	70,403
Huifu Payment Ltd.(a)(c)	132,000	69,868
INESA Intelligent Tech Inc., Class B	74,000	43,216

		680,910

Leisure Products — 0.4%
Bestway Global Holding Inc.(c)	85,000	37,402
Goodbaby International Holdings Ltd.(b)	210,000	48,211
Shanghai Phoenix Enterprise Group Co. Ltd., Class B(a)	8,400	4,359

		89,972

Machinery — 3.2%
China Yuchai International Ltd.	3,760	52,301
CIMC Enric Holdings Ltd.	160,000	129,991
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B	31,520	37,257
Kama Co. Ltd., Class B(a)	66,015	31,423
Lonking Holdings Ltd.	510,000	135,297
Sany Heavy Equipment International Holdings Co. Ltd.	240,000	87,239
Shang Gong Group Co. Ltd., Class B(a)	64,900	41,017
Shanghai Diesel Engine Co. Ltd., Class B	86,045	48,099
Shanghai Highly Group Co. Ltd., Class B	77,000	64,449
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	60,000	28,314

		655,387

Marine — 1.0%
Seaspan Corp.	22,620	210,592

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Media — 0.3%
Mobvista Inc.(a)(c)	97,000	$41,692
Phoenix Media Investment Holdings Ltd.	340,000	30,789

		72,481

Metals & Mining — 2.2%
China Metal Recycling Holdings Ltd.(a)(d)	184,800	—
China Metal Resources Utilization Ltd.(a)(c)	220,000	111,395
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	97,300	80,370
Jinchuan Group International Resources Co. Ltd.(a)	660,000	56,399
Real Gold Mining Ltd.(a)(d)	126,000	8
Shougang Fushan Resources Group Ltd.	624,000	129,726
Tiangong International Co. Ltd.	240,000	76,525

		454,423

Multi-Utilities — 0.2%
Tianjin Development Holdings Ltd.	100,000	32,141

Multiline Retail — 0.2%
Lifestyle China Group Ltd.(a)	115,000	37,842

Oil, Gas & Consumable Fuels — 1.0%
China Suntien Green Energy Corp. Ltd., Class H	370,000	98,628
Sinopec Kantons Holdings Ltd.	280,000	115,706

		214,334

Paper & Forest Products — 0.0%
China Forestry Holdings Co. Ltd.(a)(d)	306,000	1
Qunxing Paper Holdings Co. Ltd.(a)(d)	148,000	—

		1

Pharmaceuticals — 3.8%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(b)	70,000	129,455
China Animal Healthcare Ltd.(a)(b)(d)	140,000	893
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(a)	240,000	140,806
China Shineway Pharmaceutical Group Ltd.	80,000	71,321
Consun Pharmaceutical Group Ltd.	110,000	73,375
Dawnrays Pharmaceutical Holdings Ltd.	194,000	35,383
Hua Han Health Industry Holdings Ltd., Class H(a)(b)(d)	651,960	23,283
Lee’s Pharmaceutical Holdings Ltd.	60,000	39,640
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	70,000	52,586
Shanghai Haixin Group Co., Class B	118,000	51,920
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(c)	32,000	157,948

		776,610

Real Estate Management & Development — 16.4%
Beijing Capital Land Ltd., Class H	240,000	75,607
Beijing North Star Co. Ltd., Class H	180,000	66,118
C&D International Investment Group Ltd.	50,000	63,133
Central China Real Estate Ltd.	210,038	87,599
China Dili Group(a)(b)	760,000	245,238
China Logistics Property Holdings Co. Ltd.(a)(c)	212,000	74,357
China Merchants Land Ltd.	320,000	45,303
China Overseas Grand Oceans Group Ltd.	400,000	173,457
China Overseas Property Holdings Ltd.	350,000	166,060
China SCE Group Holdings Ltd.	490,800	222,222
China South City Holdings Ltd.	1,160,000	167,182
China Vast Industrial Urban Development Co. Ltd.(c)	90,000	36,617
Colour Life Services Group Co. Ltd.(b)	90,000	52,802
Dexin China Holdings Co. Ltd.(a)	180,000	79,892
Fantasia Holdings Group Co. Ltd.	375,000	59,307
Gemdale Properties & Investment Corp. Ltd.	1,240,000	148,663

Security	Shares	Value
Real Estate Management & Development (continued)
Glorious Property Holdings Ltd.(a)	710,000	$35,316
Greenland Hong Kong Holdings Ltd.	220,000	78,005
Guorui Properties Ltd.(b)	290,000	60,659
HKC Holdings Ltd.	40,920	27,974
Jiayuan International Group Ltd.	300,000	139,659
Jingrui Holdings Ltd.	130,000	35,814
LVGEM China Real Estate Investment Co. Ltd.	260,000	79,586
Modern Land China Co. Ltd.	240,000	33,977
Nam Tai Property Inc.	5,900	58,764
Poly Property Group Co. Ltd.	530,000	182,513
Powerlong Real Estate Holdings Ltd.	359,000	163,004
Redco Group(c)	240,000	96,116
Redsun Properties Group Ltd.(a)	170,000	57,891
Road King Infrastructure Ltd.	60,000	121,675
Ronshine China Holdings Ltd.(a)	150,000	179,069
Shanghai Industrial Urban Development Group Ltd.	382,000	70,646
Shanghai Shibei Hi-Tech Co. Ltd., Class B	36,500	17,301
Skyfame Realty Holdings Ltd.	624,000	99,483
Top Spring International Holdings Ltd.	115,000	26,254
Zhuguang Holdings Group Co. Ltd.(a)(b)	380,000	58,644

		3,385,907

Road & Rail — 0.9%
CAR Inc.(a)	190,000	149,518
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	43,000	43,043

		192,561

Semiconductors & Semiconductor Equipment — 2.8%
Daqo New Energy Corp., ADR(a)	2,520	95,760
GCL-Poly Energy Holdings Ltd.(a)(b)	3,360,000	203,557
JinkoSolar Holding Co. Ltd., ADR(a)	8,550	171,940
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	80,000	108,156

		579,413

Software — 1.0%
Aurora Mobile Ltd., ADR(a)(b)	5,800	40,948
Cheetah Mobile Inc., ADR(a)	8,680	37,237
Inspur International Ltd.	120,000	51,731
National Agricultural Holdings Ltd.(a)(b)(d)	126,000	10,446
Sinosoft Technology Group Ltd.	145,012	44,388
Xunlei Ltd., ADR(a)(b)	8,210	19,786

		204,536

Specialty Retail — 2.1%
Boshiwa International Holding Ltd.(a)(b)(d)	153,000	390
China Harmony New Energy Auto Holding Ltd.(b)	200,000	68,363
China Meidong Auto Holdings Ltd.	100,000	59,180
China ZhengTong Auto Services Holdings Ltd.(b)	285,000	112,320
Grand Baoxin Auto Group Ltd.(b)	185,000	59,696
Pou Sheng International Holdings Ltd.	562,000	129,738

		429,687

Technology Hardware, Storage & Peripherals — 0.9%
Coolpad Group Ltd.(a)(d)	384,000	1,959
Glory Sun Financial Group Ltd.(b)	3,040,000	116,318
TPV Technology Ltd.	240,000	59,078

		177,355

Textiles, Apparel & Luxury Goods — 5.0%
361 Degrees International Ltd.	230,000	42,535
Best Pacific International Holdings Ltd.(b)	80,000	28,263
Bosideng International Holdings Ltd.	840,000	208,914
China Dongxiang Group Co. Ltd.	830,000	101,626

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
China Lilang Ltd.	110,000	$97,646
China Longevity Group Co. Ltd.(a)(d)	96,000	—
Citychamp Watch & Jewellery Group Ltd.	340,000	77,189
Cosmo Lady China Holdings Co. Ltd.(c)	210,000	57,317
Fuguiniao Co. Ltd., Class H(a)(d)	43,200	6,612
HOSA International Ltd.(d)	220,000	6,173
JNBY Design Ltd.	40,000	69,179
Luthai Textile Co. Ltd., Class B	67,937	74,084
Texhong Textile Group Ltd.	70,000	80,619
Weiqiao Textile Co.	115,000	40,189
Xtep International Holdings Ltd.	295,000	149,747

		1,040,093

Trading Companies & Distributors — 1.3%
China Aircraft Leasing Group Holdings Ltd.	70,000	71,423
CITIC Resources Holdings Ltd.	720,037	57,856
HC Group Inc.(a)(b)	150,000	62,751
Shougang Concord International Enterprises Co. Ltd.(a)	1,822,000	68,553
Superb Summit International Group Ltd.(a)(b)(d)	59,500	76

		260,659

Transportation Infrastructure — 1.8%
Anhui Expressway Co. Ltd., Class H	100,000	60,072
COSCO SHIPPING International Hong Kong Co. Ltd.(b)	140,000	47,140
Tianjin Port Development Holdings Ltd.	500,000	50,379
Xiamen International Port Co. Ltd., Class H	274,000	36,694
Yuexiu Transport Infrastructure Ltd.	240,000	187,334

		381,619

Water Utilities — 1.3%
China Everbright Water Ltd.	209,800	54,876
China Water Affairs Group Ltd.	220,000	213,250

		268,126

Total Common Stocks — 98.9% (Cost: $25,888,992)		20,411,986

Security	Shares	Value
Short-Term Investments

Money Market Funds — 14.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.53%(e)(f)(g)	3,027,500	$3,028,711
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(e)(f)	26,053	26,053

		3,054,764

Total Short-Term Investments — 14.8% (Cost: $3,053,738)		3,054,764

Total Investments in Securities — 113.7% (Cost: $28,942,730)		23,466,750

Other Assets, Less Liabilities — (13.7)%		(2,824,960)

Net Assets — 100.0%		$ 20,641,790

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,008,047	(980,547)	3,027,500	$3,028,711	$134,733	(a)	$29	$(95)
BlackRock Cash Funds: Treasury, SL Agency Shares	20,119	5,934	26,053	26,053	600		—	—

				$3,054,764	$135,333		$29	$(95)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI China Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$20,262,684	$—	$149,302	$20,411,986
Money Market Funds	3,054,764	—	—	3,054,764

	$23,317,448	$—	$149,302	$23,466,750

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

5